Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

Basis of Preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2022 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 4.

The accounting policies applied are consistent with the accounting policies as outlined in the basis of presentation section included in Note 3 of the audited financial statements as of and for the year ended December 31, 2022.

Standards issued but not yet effective

There were a number of standards and interpretations which were issued but were not yet effective at June 30, 2023 and have not been adopted for these financial statements, including:

●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (January 1, 2024)
●	Amendments to IFRS 16 Accounting Policies, Lease Liability in a Sales and Leaseback (January 1, 2024)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.